Document and Entity Information	Oct. 04, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2019
Entity Registrant Name	Builders FirstSource, Inc.
Entity Central Index Key	0001316835
Entity Emerging Growth Company	false
Entity File Number	0-51357
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2084569
Entity Address, Address Line One	2001 Bryan Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	880-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BLDR
Security Exchange Name	NASDAQ